Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,217,528	$ 661,822	¥ 3,424,674
Restricted cash	239,093	37,519	0
Accounts receivable, net of allowance for credit losses of RMB15,770 and RMB32,265 (US$5,063) as of December 31, 2020 and 2021, respectively	3,570,975	560,364	2,334,871
Short-term investments	2,491,056	390,901	2,693,019
Prepayments and other assets	1,687,021	264,730	887,086
Amounts due from related parties	207,143	32,505	205,068
Total current assets	12,412,816	1,947,841	9,544,718
Non-current assets:
Property and equipment, net	2,364,103	370,979	1,956,790
Intangible assets, net	1,169,767	183,562	16,573
Goodwill	4,625,115	725,781	0
Prepayments and other assets	29,066	4,561	11,824
Equity investments	207,166	32,509	126,583
Amounts due from related parties	5,758	904	5,758
Deferred tax assets	7,798	1,224	0
Operating lease right-of-use assets	256,451	40,243	266,968
Total non-current assets	8,665,224	1,359,763	2,384,496
Total assets	21,078,040	3,307,604	11,929,214
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB2,013,428 and RMB2,733,487 (US$428,944) as of December 31, 2020 and 2021, respectively)	2,938,632	461,135	2,057,355
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB521,307 and RMB1,208,868 (US$189,698) as of December 31, 2020 and 2021, respectively)	2,223,840	348,969	845,374
Short-term bank loans (including short-term bank loans of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB278,488 and RMB1,348,166 (US$211,557) as of December 31, 2020 and 2021, respectively)	1,348,166	211,557	278,488
Long-term bank loan, current portion (including long-term bank loan, current portion of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB74,351 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively)	0	0	74,351
Income tax payable (including income tax payable of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB45 and RMB1,026 (US$161) as of December 31, 2020 and 2021, respectively)	60,217	9,449	20,564
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB56,795 and RMB797,731 (US$125,181) as of December 31, 2020 and 2021, respectively)	836,435	131,255	112,998
Current operating lease liabilities (including current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB56,261 and RMB70,672 (US$11,090) as of December 31, 2020 and 2021, respectively)	108,590	17,040	76,469
Total current liabilities	7,515,880	1,179,405	3,465,599
Non-current liabilities:
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB nil and RMB472,882 (US$74,206) as of December 31, 2020 and 2021, respectively)	472,882	74,206	0
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB29 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively)	205,889	32,308	29
Other liabilities (including other liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB7,020 and RMB6,975 (US$1,095) as of December 31, 2020 and 2021, respectively)	1,232,677	193,434	40,578
Non-current operating lease liabilities (including non-current operating lease liabilities of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiary of RMB146,012 and RMB121,057 (US$18,996) as of December 31, 2020 and 2021, respectively)	158,289	24,839	182,958
Total non-current liabilities	2,069,737	324,787	223,565
Total liabilities	9,585,617	1,504,192	3,689,164
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.001 per share; 4,000,000,000 and 40,000,000,000 shares authorized, 3,546,124,955 and 3,805,284,810 shares issued, 3,339,618,633 and 3,646,477,840 shares outstanding as of December 31, 2020 and 2021, respectively)	24,782	3,889	22,801
Additional paid-in capital	18,245,801	2,863,164	14,149,984
Accumulated deficit	(7,458,752)	(1,170,441)	(5,864,356)
Accumulated other comprehensive loss	(207,882)	(32,621)	(68,440)
Total Kingsoft Cloud Holdings Limited shareholders' equity	10,603,949	1,663,991	8,239,989
Non-controlling interests	888,474	139,421	61
Total equity	11,492,423	1,803,412	8,240,050
Total liabilities, non-controlling interests and shareholders' equity	¥ 21,078,040	$ 3,307,604	¥ 11,929,214